Taxes on Income - Changes in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 45,694	$ 48,228	$ 51,595
Addition (reductions) during the year	4,631	(2,534)	(3,367)
Balance at end of year	$ 50,325	$ 45,694	$ 48,228